Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		9 Months Ended		11 Months Ended	12 Months Ended
	Jul. 14, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash and cash equivalents		$ 0		$ 0	$ 0
Unrecognized tax benefits		0		0	0
Unrecognized tax benefits, Income tax penalties and interest accrued		0		0	0
Tax provision		0			0
Cash, FDIC insured amount		250,000			250,000
Deferred under writing fees payable		0	$ 8,050,000	0	8,050,000
Fair value of founder shares in excess attributable to anchor investor		$ 0	$ 10,402,810	0	$ 10,402,810
Period to exercise warrants after business combination		30 days			30 days
Number of stock bought back by the entity at the redemption price	15,105,199
Marketable securities held in Trust Account	$ 84,200,000	$ 85,132,545		$ 0	$ 239,149,736
Stock redemption price per share	$ 10.66
IPO [Member]
Deferred offering costs		23,807,600			23,807,600
Underwriting Fees		4,600,000			4,600,000
Deferred under writing fees payable		8,050,000			8,050,000
Fair value of founder shares in excess attributable to anchor investor		10,402,810			10,402,810
Other offering costs		$ 754,790			$ 754,790
Common Class A [Member]
Class of warrant or right, Number of securities called by warrants or rights		11,500,000			11,500,000